Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2022
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG common shareholders	150,195	581,765	(104,722)

Effect of dilutive securities	—	—	—

Net income (loss) attributable to common shareholders after assumed conversions	150,195	581,765	(104,722)

	2020	2021	2022

	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,537,368	2,537,513	2,537,051

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	158	89	—

Weighted average common shares after assumed conversions	2,537,526	2,537,602	2,537,051

	2020	2021	2022

	(in yen)
Earnings per common share:
Basic net income (loss) per common share	59.19	229.27	(41.28)

Diluted net income (loss) per common share (Note)	59.19	229.26	(41.28)

Note:
For the fiscal years ended March 31, 2020, 2021 and 2022, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the fiscal year ended March 31, 2022, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive
 due to net loss.